ACQUISITIONS AND DIVESTITURES - INDIGO MINERALS LLC (“INDIGO”) DIVESTITURE (Details) $ in Thousands		12 Months Ended
	Jul. 09, 2021 USD ($) $ / MMcfe	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Consideration paid (received)	$ (66,168)
Gain (loss) on sale of equity interest		$ 18,440	$ 0	$ 0
INDIGO MINERALS LLC (“INDIGO”) DIVESTITURE
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Percentage of equity ownership divested	48.75%
Consideration paid (received)	$ (52,314)
Percentage of total consideration received	50.00%
Receives market price and pays a fixed weighted average swaps price | $ / MMcfe	2.86
Loss on divestiture	$ 1,461